Share-based Compensation - Schedule of Restricted Share Units activity (Details)	12 Months Ended
	Jul. 31, 2020 Share $ / shares	Jul. 31, 2019 Share $ / shares
Stock Options And Restricted Share Units [Abstract]
Opening balance | Share	0	0
Opening balance, value of units | $ / shares	$ 0	$ 0
Granted | Share	2,438,548	0
Granted, value of units | $ / shares	$ 2.13	$ 0
Forfeited | Share	(90,114)	0
Forfeited, value of units | $ / shares	$ 2.94	$ 0
Closing balance | Share	2,348,434	0
Closing balance, Value of units | $ / shares	$ 2.10	$ 0